Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Components

Debt consisted of the following amounts (in millions):

	As of March 31, 2018	As of December 31, 2017
2017 Credit Agreement	$6.1	$6.1

Current maturities of long term debt	$6.1	$6.1

Term Loan	$65.4	$67.0
Revolving Credit Facility	220.8	181.3
FILO Facility	100.0	100.0
2013 Note Purchase Agreement	150.0	150.0

Total long-term debt	$536.2	$498.3

Transaction Costs	$(5.9)	$(6.3)

Total Debt	$536.4	$498.1

Debt consisted of the following amounts (in millions):

	As of December 31, 2017	As of December 31, 2016
2017 Credit Agreement
Term Loan	$73.1	$—
Revolving Credit Facility	181.3	—
FILO Facility	100.0	—
2013 Credit Agreement	—	260.4
2013 Note Purchase Agreement	150.0	150.0
Receivables Securitization Program	—	200.0
Capital Lease	—	0.1
Transaction Costs	(6.3)	(1.5)

Total	$498.1	$609.0

Schedule of Debt Maturities	Debt maturities as of December 31, 2017, were as follows (in millions):

Year	Amount
2018	$6.1
2019	6.1
2020	6.1
2021	156.1
2022	330.0

Total	$504.4